UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 28, 2013* / Unaudited

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—19.4%
Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc.[1]	231,737	$4,317,260
Dorman Products, Inc.	237,330	10,829,368

		15,146,628
Hotels, Restaurants & Leisure—3.0%
Buffalo Wild Wings, Inc.[1]	214,860	21,090,657
Chuy’s Holdings, Inc.[1]	316,770	12,144,962
Fiesta Restaurant Group, Inc.[1]	284,840	9,795,648
Multimedia Games Holding Co., Inc.[1]	34,820	907,757
Noodles & Co.[1]	44,320	1,628,760
Panera Bread Co., Cl. A1	69,167	12,860,912

		58,428,696
Household Durables—2.6%
La-Z-Boy, Inc.	774,303	15,695,122
Ryland Group, Inc. (The)	257,682	10,333,048
Standard Pacific Corp.[1]	3,052,130	25,424,243

		51,452,413
Internet & Catalog Retail—0.6%
HomeAway, Inc.[1]	390,160	12,617,774
Media—2.7%
Lions Gate Entertainment Corp.[1]	803,260	22,065,552
Nexstar Broadcasting Group, Inc., Cl. A	416,250	14,760,225
Sinclair Broadcast Group, Inc., Cl. A	526,650	15,472,977

		52,298,754
Specialty Retail—7.8%
Asbury Automotive Group, Inc.[1]	678,070	27,190,607
Conn’s, Inc.[1]	649,556	33,621,019
Five Below, Inc.[1]	231,950	8,526,482
Lithia Motors, Inc., Cl. A	530,250	28,267,628
Lumber Liquidators Holdings, Inc.[1]	296,790	23,111,037
Pier 1 Imports, Inc.	853,880	20,057,641
Restoration Hardware Holdings, Inc.[1]	180,210	13,515,750

		154,290,164

	Shares	Value
Textiles, Apparel & Luxury Goods—1.9%
Steven Madden Ltd.[1]	417,913	$20,218,631
Under Armour, Inc., Cl. A1	299,160	17,862,844

		38,081,475
Consumer Staples—2.3%
Food & Staples Retailing—1.2%
Fairway Group Holdings Corp.[1]	217,780	5,263,742
Susser Holdings Corp.[1]	376,510	18,027,299

		23,291,041
Food Products—1.1%
Annie’s, Inc.[1]	227,950	9,742,583
Boulder Brands, Inc.[1]	915,020	11,025,991

		20,768,574
Energy—5.8%
Energy Equipment & Services—3.1%
Atwood Oceanics, Inc.[1]	290,850	15,138,742
Dril-Quip, Inc.[1]	245,290	22,147,234
Forum Energy Technologies, Inc.[1]	448,560	13,649,681
Helix Energy Solutions Group, Inc.[1]	460,420	10,608,077

		61,543,734
Oil, Gas & Consumable Fuels—2.7%
Bonanza Creek Energy, Inc.[1]	297,340	10,543,676
Diamondback Energy, Inc.[1]	240,460	8,012,127
Oasis Petroleum, Inc.[1]	641,350	24,929,275
Rex Energy Corp.[1]	576,950	10,142,781

		53,627,859
Financials—7.9%
Capital Markets—2.2%
Artisan Partners Asset Management, Inc.[1]	219,460	10,953,248
Evercore Partners, Inc., Cl. A	223,220	8,768,082
Financial Engines, Inc.	329,710	15,031,479
Virtus Investment Partners, Inc.[1]	47,670	8,402,791

		43,155,600
Commercial Banks—2.9%
PrivateBancorp, Inc.	870,109	18,455,012
Signature Bank[1]	249,469	20,710,916

1    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Commercial Banks (Continued)
Western Alliance Bancorp[1]	1,083,470	$17,151,330

		56,317,258
Consumer Finance—0.9%
Credit Acceptance Corp.[1]	76,630	8,049,982
Portfolio Recovery Associates, Inc.[1]	62,110	9,541,959

		17,591,941
Insurance—1.6%
ProAssurance Corp.	621,198	32,401,688
Real Estate Investment Trusts (REITs)—0.3%
Coresite Realty Corp.	157,975	5,025,185
Health Care—16.0%
Biotechnology—2.4%
Aegerion Pharmaceuticals, Inc.[1]	260,050	16,471,567
Cubist Pharmaceuticals, Inc.[1]	295,910	14,292,453
Medivation, Inc.[1]	205,730	10,121,916
NPS Pharmaceuticals, Inc.[1]	389,220	5,877,222

		46,763,158
Health Care Equipment & Supplies—5.4%
Abaxis, Inc.	227,004	10,784,960
Cooper Cos., Inc. (The)	302,953	36,066,555
DexCom, Inc.[1]	468,030	10,507,273
Insulet Corp.[1]	488,910	15,356,663
Sirona Dental Systems, Inc.[1]	384,540	25,333,495
Spectranetics Corp.[1]	498,651	9,314,801

		107,363,747
Health Care Providers & Services—4.4%
Acadia Healthcare Co., Inc.[1]	455,260	15,055,448
Air Methods Corp.	199,280	6,751,606
Capital Senior Living Corp.[1]	562,650	13,447,335
MWI Veterinary Supply, Inc.[1]	101,945	12,563,702
Team Health Holdings, Inc.[1]	777,020	31,912,211
WellCare Health Plans, Inc.[1]	136,570	7,586,464

		87,316,766
Health Care Technology—0.8%
Medidata Solutions, Inc.[1]	213,647	16,546,960

	Shares	Value
Life Sciences Tools & Services—1.3%
ICON plc[1]	704,840	$24,972,481
Pharmaceuticals—1.7%
Jazz Pharmaceuticals plc[1]	186,860	12,842,888
Medicines Co. (The)[1]	435,510	13,396,288
Santarus, Inc.[1]	337,450	7,103,322

		33,342,498
Industrials—19.3%
Aerospace & Defense—2.1%
B/E Aerospace, Inc.[1]	230,561	14,543,788
Hexcel Corp.[1]	767,760	26,142,228

		40,686,016
Building Products—2.1%
A.O. Smith Corp.	686,290	24,898,601
American Woodmark Corp.[1]	358,420	12,437,174
Ply Gem Holdings, Inc.[1]	199,628	4,004,538

		41,340,313
Commercial Services & Supplies—1.9%
Healthcare Services Group, Inc.	432,820	10,612,746
Mobile Mini, Inc.[1]	821,960	27,247,974

		37,860,720
Electrical Equipment—0.7%
Generac Holdings, Inc.	363,430	13,450,544
Machinery—4.3%
Chart Industries, Inc.[1]	121,930	11,472,394
Manitowoc Co., Inc. (The)	626,660	11,223,481
Middleby Corp.[1]	145,520	24,751,497
Proto Labs, Inc.[1]	186,459	12,114,241
Wabtec Corp.	478,710	25,577,475

		85,139,088
Professional Services—2.6%
Advisory Board Co. (The)[1]	421,020	23,008,743
On Assignment, Inc.[1]	1,043,570	27,884,191

		50,892,934
Road & Rail—1.9%
Genesee & Wyoming, Inc., Cl. A1	294,330	24,970,957
Roadrunner Transportation Systems, Inc.[1]	416,220	11,587,565

		36,558,522
Trading Companies & Distributors—3.7%
Beacon Roofing Supply, Inc.[1]	567,610	21,501,067
H&E Equipment Services, Inc.	1,245,440	26,241,421

2    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Trading Companies & Distributors (Continued)
United Rentals, Inc.[1]	500,910	$25,000,418

		72,742,906
Information Technology—25.4%
Computers & Peripherals—1.2%
Stratasys Ltd.[1]	277,110	23,205,191
Electronic Equipment, Instruments, & Components—1.0%
IPG Photonics Corp.	209,336	12,712,975
OSI Systems, Inc.[1]	122,589	7,897,184

		20,610,159
Internet Software & Services—4.9%
Cornerstone OnDemand, Inc.[1]	971,991	42,077,490
CoStar Group, Inc.[1]	217,240	28,039,167
Shutterstock, Inc.[1]	57,228	3,192,178
Web.com Group, Inc.[1]	906,679	23,210,983

		96,519,818
IT Services—0.7%
MAXIMUS, Inc.	194,640	14,496,787
Semiconductors & Semiconductor Equipment—2.7%
Cavium, Inc.[1]	362,060	12,806,062
Monolithic Power Systems, Inc.	1,055,670	25,452,204
Semtech Corp.[1]	408,340	14,304,150

		52,562,416
Software—14.9%
Aspen Technology, Inc.[1]	1,012,490	29,149,587
CommVault Systems, Inc.[1]	512,071	38,861,068
Guidewire Software, Inc.[1]	821,892	34,560,559
Imperva, Inc.[1]	584,310	26,317,322
Infoblox, Inc.[1]	720,480	21,081,245
Interactive Intelligence Group, Inc.[1]	299,440	15,451,104

	Shares	Value
Software (Continued)
NetSuite, Inc.[1]	314,987	$28,896,907
QLIK Technologies, Inc.[1]	512,870	14,498,835
ServiceNow, Inc.[1]	355,840	14,372,378
Sourcefire, Inc.[1]	113,290	6,293,259
Splunk, Inc.[1]	397,360	18,421,610
Tableau Software, Inc., Cl. A1	83,940	4,651,955
Ultimate Software Group, Inc. (The)[1]	345,722	40,549,733

		293,105,562
Materials—2.0%
Construction Materials—1.5%
Caesarstone Sdot-Yam Ltd.[1]	365,180	9,943,851
Eagle Materials, Inc.	307,350	20,368,085

		30,311,936
Paper & Forest Products—0.5%
KapStone Paper & Packaging Corp.	247,270	9,935,309

Total Common Stocks (Cost $1,436,034,073)		1,931,762,615
Investment Company—3.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[2,3] (Cost $61,259,314)	61,259,314	61,259,314
Total Investments, at Value (Cost $1,497,293,387)	101.2%	1,993,021,929
Liabilities in Excess of Other Assets	(1.2)	(23,457,004)

Net Assets	100.0%	$1,969,564,925

Footnotes to Statement of Investments

3    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

*	June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.
1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 28, 2012[a]	Additions	Reductions	June 28, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	66,098,488	622,775,688	627,614,862	61,259,314

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$61,259,314	$55,134

a.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.
3.	Rate shown is the 7-day yield as of June 28, 2013.

4    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited

Quarterly and Annual Periods. The Fund’s financial statements are presented through the last day the New York Stock Exchange was open for trading during each reporting period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

5    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as

6    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited / (Continued)

Securities Valuation (Continued)

identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

7    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited / (Continued)

Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of June 28, 2013 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$382,315,904	$—	$—	$382,315,904
Consumer Staples	44,059,615	—	—	44,059,615
Energy	115,171,593	—	—	115,171,593
Financials	154,491,672	—	—	154,491,672
Health Care	316,305,610	—	—	316,305,610
Industrials	378,671,043	—	—	378,671,043
Information Technology	500,499,933	—	—	500,499,933
Materials	40,247,245	—	—	40,247,245
Investment Company	61,259,314	—	—	61,259,314

Total Assets	$1,993,021,929	$—	$—	$1,993,021,929

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9    OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS

Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,500,354,293

Gross unrealized appreciation	$497,782,800
Gross unrealized depreciation	(5,115,164)

Net unrealized appreciation	$492,667,636

10    OPPENHEIMER DISCOVERY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2013